General and Administrative Expenses (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
General and administrative costs	$ (3,932)	$ (10,401)	$ (14,032)	$ (9,374)
Project evaluation corporate administrative costs	$ 115	$ 479	$ 5,593	$ 3,235